Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2024
Registrant Name	dei_EntityRegistrantName	Prudential Global Total Return Fund, Inc.
CIK	dei_EntityCentralIndexKey	0000793159
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 20, 2024
Document Effective Date	dei_DocumentEffectiveDate	Dec. 30, 2024
Prospectus Date	rr_ProspectusDate	Dec. 30, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
PGIM Global Total Return Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTRAX
PGIM Global Total Return Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCTRX
PGIM Global Total Return Fund | Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PZTRX
PGIM Global Total Return Fund | R2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGTOX
PGIM Global Total Return Fund | R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGTSX
PGIM Global Total Return Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGTQX
PGIM Global Total Return USD Hedged Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHEAX
PGIM Global Total Return USD Hedged Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHECX
PGIM Global Total Return USD Hedged Fund | Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHEZX
PGIM Global Total Return USD Hedged Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHEQX